Significant Accounting Policies	3 Months Ended	12 Months Ended
	Mar. 31, 2021	Dec. 31, 2020
Accounting Policies [Abstract]
Significant Accounting Policies	Significant Accounting Policies
Basis of Presentation and Use of Estimates
The accompanying condensed consolidated financial statements include the accounts of the Company and its wholly-owned subsidiaries. All intercompany account balances and transactions have been eliminated upon consolidation. The unaudited condensed consolidated financial statements were prepared in accordance with generally accepted accounting principles (“GAAP”) in the United States for interim financial information and with the instructions to Form 10‑Q and Article 10 of Regulation S-X. As permitted under those rules, certain footnotes or other financial information can be condensed or omitted.
The preparation of consolidated financial statements in conformity with GAAP requires management to make estimates and assumptions that affect the amounts that are reported in the consolidated financial statements and the related disclosures. Actual results could differ from those estimates. Significant items subject to such estimates and assumptions include, but are not limited to, the useful lives of property and equipment, allowance for sales returns, allowance for bad debts, breakage on loyalty points and rewards, valuation of inventory, warrants, stock-based compensation, valuation of right-of-use assets and income taxes. In the opinion of management, the accompanying unaudited condensed consolidated financial statements reflect all normal and recurring adjustments necessary to present fairly the financial position of the Company as of March 31, 2021, and the results of operations and cash flows for the interim periods presented.
The accompanying condensed consolidated financial statements and related financial information should be read in conjunction with the Company’s audited consolidated financial statements and related notes for the year ended December 31, 2020 included in the final prospectus for the IPO dated March 25, 2021.
Concentrations of Credit Risks
As of March 31, 2021 and December 31, 2020, there were no customers that represented 10% or more of the Company’s accounts receivable balance. There were no customers that individually exceeded 10% of the Company’s revenue for the three months ended March 31, 2021 and 2020, respectively.
Revenue Recognition
Revenue from Loyalty Reward Redemption or Expiration
For the three months ended March 31, 2021 and 2020, the Company recognized $3.3 million and $0.2 million, respectively, of revenue from loyalty reward redemption or expiration.
Cash, Cash Equivalents and Restricted Cash and Cash Equivalents
The following table provides a reconciliation of cash, cash equivalents and restricted cash and cash equivalents reported within the condensed consolidated balance sheets to the amounts shown in the condensed consolidated statements of cash flows (in thousands):

	March 31,	December 31,
	2021	2020
Cash and cash equivalents	$246,514	$64,485
Restricted cash and cash equivalents, current and non-current	3,054	3,054
Total cash, cash equivalents and restricted cash and cash equivalents	$249,568	$67,539
Restricted cash and cash equivalents, non-current of $2.7 million is included in the other assets in the condensed consolidated balance sheets statements as of March 31, 2021 and December 31, 2020.
Net Loss Per Share Attributable to Common Stockholders
The Company follows the two-class method when computing net loss per common share when shares issued meet the definition of participating securities. The rights, including the liquidation and dividend rights and sharing of losses, of the Class A common stock and Class B common stock are identical, other than voting rights. As the liquidation and dividend rights and sharing of losses are identical, the undistributed earnings are allocated on a proportionate basis and the resulting net loss per share attributed to common stockholders will, therefore, be the same for both Class A and Class B common stock on an individual or combined basis.
For periods in which the Company reports net losses, diluted net loss per share attributable to common stockholders is the same as basic net loss per share attributable to common stockholders, because potentially dilutive common shares are not assumed to have been issued if their effect is anti-dilutive.
Accounting Pronouncements Recently Adopted
In August 2018, the Financial Accounting Standards Board (“FASB”) issued ASU No. 2018-15, Intangibles—Goodwill and Other—Internal-use Software (Subtopic 350-40): Customer’s Accounting for Implementation Costs Incurred in a Cloud Computing Arrangement that is a Service Contract. The Company adopted ASU 2018-15 as of January 1, 2021. The adoption of ASU 2018-15 did not have a material impact on the Company’s condensed consolidated financial statements.
In August 2020, the FASB issued ASU 2020-06, Debt – Debt with Conversion and Other Options (Subtopic 470-20) and Derivative and Hedging – Contracts in Entity’s Own Equity (Subtopic 815-40). The Company adopted ASU 2020-06 on January 1, 2021. The adoption of this ASU did not have any impact on the Company’s condensed consolidated financial statements.
New Accounting Pronouncements Recently Issued But Not Yet Adopted
In June 2016, the FASB issued ASU 2016-13, Financial Instruments - Credit Losses (Topic 326): Measurement of Credit Losses on Financial Instruments and subsequent amendments to the initial guidance: ASU 2018-19, ASU 2019-04, ASU 2019-05, ASU 2019-10, ASU 2019-11, ASU 2020-02, and ASU 2020-03, which replaces the existing incurred loss impairment model with an expected credit loss model and requires a financial asset measured at amortized cost to be presented at the net amount expected to be collected. This standard is effective for fiscal years beginning after December 15, 2022, including interim periods within those fiscal years. Early adoption is permitted. The Company is currently evaluating the impact of this standard on its consolidated financial statements.	Significant Accounting Policies
Basis of Presentation and Use of Estimates
The accompanying consolidated financial statements include the accounts of the Company and its wholly-owned subsidiaries. All intercompany account balances and transactions have been eliminated upon consolidation. The preparation of consolidated financial statements in conformity with U.S. generally accepted accounting principles requires management to make estimates and assumptions that affect the amounts that are reported in the consolidated financial statements and the related disclosures. Actual results could differ from those estimates. Significant items subject to such estimates and assumptions include, but are not limited to, the useful lives of property and equipment, allowance for sales returns, allowance for bad debts, breakage on loyalty points and rewards, valuation of inventory, warrants, stock-based compensation, valuation of right-of-use assets and income taxes.
Segments
The Company has one operating segment and one reportable segment as its chief operating decision maker, who is its Chief Executive Officer, reviews financial information on a consolidated basis for purposes of allocating resources and evaluating financial performance. All long-lived assets are located in the United States and substantially all revenue is attributed to sellers and buyers based in the United States.
Net Loss Per Share Attributable to Common Stockholders
The Company follows the two-class method when computing net loss per common share when shares issued meet the definition of participating securities. The two-class method determines net loss per share for each class of common stock and participating securities according to dividends declared or accumulated and participation rights in undistributed earnings. The two-class method requires income available to stockholders for the period to be allocated between common stock and participating securities based upon their respective rights to receive dividends as if all income for the period had been distributed. The Company’s convertible preferred stock contractually entitles the holders of such shares to participate in dividends but does not contractually require the holders of such shares to participate in the Company’s losses.
For periods in which the Company reports net losses, diluted net loss per share attributable to common stockholders is the same as basic net loss per share attributable to common stockholders, because potentially dilutive common shares are not assumed to have been issued if their effect is anti-dilutive.
Unaudited Pro Forma Net Loss Per Share Attributable to Common Stockholders
In contemplation of an initial public offering (“IPO”), the Company has presented the unaudited pro forma basic and diluted net loss per share attributable to common stockholders, which has been computed to give effect to the conversion of the convertible preferred stock into shares of common stock. In addition, the numerator in the pro forma basic and diluted net loss per common share calculation has been adjusted to remove the gains or losses resulting from the remeasurement of the convertible preferred stock warrant liability as the convertible preferred stock warrant will be converted to a common stock warrant and the related convertible preferred stock warrant liability will be reclassified to additional paid-in capital upon the completion of an IPO. Additionally, as described in “Stock‑Based Compensation” below, the Company has granted stock options (“IPO Options”) to certain employees and officers that vest upon the satisfaction of both a service‑based vesting condition and a IPO‑related performance vesting condition. Upon completion of the IPO, the Company will recognize stock‑based compensation expense related to the vesting of these options using the accelerated attribution model, with a cumulative catch-up as of the IPO effectiveness date. The unaudited pro forma net loss per share attributable to common stockholders information does not give effect to any stock‑based compensation expense related to such IPO Options.
Unaudited Pro Forma Balance Sheet
The unaudited pro forma balance sheet information as of December 31, 2020 is presented as though all of the Company’s outstanding shares of convertible preferred stock have been converted into shares of common stock upon the completion of the IPO. In addition, the pro forma balance sheet information assumes the reclassification of the convertible preferred stock warrant liability to additional paid-in capital upon completion of the IPO, as the warrants to purchase convertible preferred stock automatically convert into common stock warrants. The unaudited pro forma balance sheet information does not assume any proceeds from the IPO. Additionally, the unaudited pro forma balance sheet information at December 31, 2020 does not give effect to any stock‑based compensation expense related to the IPO Options.
Comprehensive Loss
As of December 31, 2018, the Company had $2,000 in other comprehensive losses related to unrealized losses on debt securities classified as available-for-sale. The debt securities matured during 2019 and therefore $2,000 was reclassified as a realized gain/loss to the consolidated statements of operations and comprehensive loss. There were no unrealized gains or losses for the year ended December 31, 2020.
Cash, Cash Equivalents, and Restricted Cash and Cash Equivalents
The Company classifies all highly liquid instruments with an original maturity of three months or less at the time of purchase as cash equivalents. Cash and cash equivalents are comprised of bank deposits and money market funds.
Restricted cash and cash equivalents primarily consists of letters of credit with financial institutions held as collateral for its facility leases. Restricted cash and cash equivalents is classified noncurrent if the Company expects that the cash will remain restricted for a period greater than one-year. Current restricted cash and cash equivalents is included in other current assets on the consolidated balance sheet.
The following table provides a reconciliation of cash and cash equivalents and restricted cash and cash equivalents reported within the consolidated balance sheets to the amounts shown in the consolidated statements of cash flows (in thousands):

	Year ended December 31,
	2018	2019	2020
Cash and cash equivalents	$6,648	$85,633	$64,485
Restricted cash, current	—	304	364
Restricted cash and cash equivalents, non-current	1,367	1,916	2,690
Total cash, cash equivalents and restricted cash and cash equivalents shown in the consolidated statements of cash flows	$8,015	$87,853	$67,539
Marketable Securities
The Company’s marketable securities, consisting of short-term debt securities, are classified as available-for-sale and are reported at fair value with unrealized gains and losses reported, net of tax, as a separate component of accumulated other comprehensive gain (loss) until realized. The short-term debt securities have maturities greater than 3 months, but less than 12 months from the date of acquisition. The short-term debt securities are reviewed periodically to identify possible other-than-temporary impairments. Realized gains or losses and other-than-temporary impairments, if any, on available-for-sale securities are reported in other income, net as incurred. No impairment loss has been recorded on the securities as the Company believes that any decrease in fair value of these securities is temporary and expects to recover up to, or beyond, the initial cost of investment for these securities. As of December 31, 2019 and 2020, the Company did not have any investments in marketable securities.
Concentrations of Credit Risks
Financial instruments that potentially subject the Company to concentrations of credit risk consist of cash and cash equivalents. At times, such amounts may exceed federally insured limits. The Company reduces credit risk by placing its cash with major credit-worthy financial institutions within the United States. The Company’s money market investment account (recognized as cash and cash equivalents) is with what the Company believes to be a high-quality issuer. The Company has never experienced any losses related to these balances.
As of December 31, 2019 and 2020, there were no customers that represented 10% or more of the Company’s accounts receivable balance. There were no customers that individually exceeded 10% of the Company’s revenue for the years ended December 31, 2018, 2019 and 2020.
Accounts Receivable, Net
Accounts receivable consists of amounts due from payment processors and trade customers that do not bear interest. The Company records an allowance for doubtful accounts for estimated losses inherent in its trade accounts receivable portfolio. In establishing the required allowance, management considers historical losses adjusted for current market conditions, the financial condition of the customer, the amount of receivables in dispute, and the current receivables aging and payment patterns. The Company does not have any off-balance sheet credit exposure related to its customers. The allowance for doubtful accounts was immaterial as of December 31, 2019 and 2020.
Inventory, Net
Inventories, consisting of merchandise that the Company has purchased and holds title, are accounted for using the specific identification method, and are valued at the lower of cost and net realizable value. The cost of inventory is equal to the cost of the merchandise paid to the seller and related inbound shipping costs. Inventory valuation requires the Company to make judgments based on currently available information about the likely method of disposition, such as through sales to individual customers or liquidations, and expected recoverable values of each disposition category. The Company records an inventory write-down based on the age of the inventory and historical experience of expected sell-through.
Property and Equipment, Net
Property and equipment are stated at cost less accumulated depreciation. Depreciation is recorded on a straight-line basis over the estimated useful lives of the assets.
The estimated useful lives of the Company’s property and equipment are as follows:

Machinery and equipment	4-10 years
Internal-use software	1-3 years
Leasehold improvements	Shorter of lease term or estimated useful life
Computers and software	3 years
Furniture and fixtures	5 years
Maintenance and repairs are charged to expense as incurred, and improvements and betterments are capitalized.
When assets are retired or otherwise disposed of, the cost and accumulated depreciation and amortization are removed from the balance sheet and any resulting gain or loss is reflected in the consolidated statement of operations in the period realized.
Internal-Use Software
The Company capitalizes qualifying proprietary software development costs that are incurred during the application development stage. Capitalization of costs begins when two criteria are met: (i) the preliminary project stage is completed, and (ii) it is probable that the software will be completed and placed in service for its intended use. Capitalization ceases when the software is substantially complete and ready for its intended use including the completion of all significant testing. Costs related to preliminary project activities and post implementation operating activities are expensed as incurred.
Impairment of Long-Lived Assets
The Company reviews its long-lived assets for impairment whenever events or changes in circumstances indicate the carrying amount of an asset group may not be recoverable. Recoverability of assets held and used is measured by comparison of the carrying amount of an asset to the future undiscounted cash flows expected to be generated from the use of the asset and its eventual disposition. If such assets are considered to be impaired, the impairment to be recognized is equal to the excess of the fair value over the carrying amount of the impaired assets. There were no impairments of long-lived assets for the years ended December 31, 2019 and 2020.
Asset Retirement Obligations
The Company records asset retirement obligations (AROs) for the estimated cost of restoring its automated warehouse facilities to the specific condition required per the terms of its lease agreement, upon termination of the lease. AROs represent the present value of the expected costs and timing of the related obligations incurred. The ARO assets and liabilities are recorded in property and equipment within the machinery and equipment line item and other non-current liabilities in the consolidated balance sheets. The Company records accretion expense, which represents the increase in the ARO, over the remaining estimated duration of the lease including renewal periods that are included in the lease life. Accretion expense is recorded in operations, product and technology expense in the consolidated statement of operations using accretion rates based on credit adjusted risk-free interest rates.
Convertible Preferred Stock Warrant Liability
The Company issued convertible preferred stock warrants in conjunction with the issuance of long-term debt. Such warrants are recorded within other non-current liabilities on the consolidated balance sheet at their estimated fair value primarily because the shares underlying the warrants contain contingent redemption features outside the control of the Company. The warrants are subject to re-measurement at each balance sheet date and the change in fair value, if any, is included in other income, net. The Company will continue to remeasure these warrants until the earlier of the expiration or exercise of the convertible preferred stock warrants. In connection with an IPO, the outstanding convertible preferred stock warrants will automatically convert to common stock warrants.
Leases
Effective January 1, 2020, the Company adopted Accounting Standard Codification Topic 842, Leases (“ASC 842”), using the optional transition method and applied the standard only to leases that existed at that date. Under the optional transition method, the Company does not need to restate the comparative periods in transition and will continue to present financial information and disclosures for periods before January 1, 2020 in accordance with ASC 840. The Company has elected the package of practical expedients allowed under ASC 842, which permits the Company to account for its existing operating leases as operating leases under the new guidance, without reassessing the Company’s prior conclusions about lease identification, lease classification and initial direct cost. As a result of the adoption of the new lease accounting guidance, on January 1, 2020, the Company recognized a cumulative-effect adjustment to beginning accumulated deficit of $0.6 million, a right-of-use (“ROU”) asset of $18.5 million, a lease liability of $19.8 million and derecognized the deferred rent liability of $0.7 million. A cumulative-effect adjustment to beginning accumulated deficit was required due to the election of the hindsight practical expedient which adjusted the terms of various lease arrangements.
Under ASC 842, the Company determines if an arrangement is or contains a lease at inception by assessing whether the arrangement contains an identified asset and whether it has the right to control the identified asset. Lessees are required to classify leases as either finance or operating leases and to record a right-of-use asset and a lease liability for all leases with a term greater than 12 months regardless of the lease classification. The lease classification will determine whether the lease expense is recognized based on an effective interest rate method or on a straight-line basis over the term of the lease. The Company determines the initial classification and measurement of its ROU assets and lease liabilities at the lease commencement date and thereafter if modified. ROU assets represent the Company's right to use an underlying asset for the lease term and lease liabilities represent the Company's obligation to make lease payments arising from the lease. Lease liabilities are recognized at the lease commencement date based on the present value of future lease payments over the lease term. ROU assets are based on the measurement of the lease liability and also include any lease payments made prior to or on lease commencement and exclude lease incentives and initial direct costs incurred, as applicable.
As the implicit rate in the Company's leases is generally unknown, the Company uses its incremental borrowing rate based on the information available at the lease commencement date in determining the present value of future lease payments. The Company gives consideration to its existing credit arrangements, term of the lease, total lease payments and adjust for the impacts of collateral, as necessary, when calculating its incremental borrowing rates. The lease terms may include options to extend or terminate the lease when it is reasonably certain the Company will exercise any such options. Lease costs for the Company's operating leases are recognized on a straight-line basis within operating expenses over the lease term.
The Company has elected to not separate lease and non-lease components for real estate leases and, as a result, accounts for lease and non-lease components as one component. The Company has also elected to not apply the recognition requirement to any leases within its existing classes of assets with a term of 12 months or less. For these assets, lease payments are recognized on a straight-line basis over the lease term and variable payments in the period in which the obligation is incurred.
Seller Payable
Seller payable includes amounts owed to sellers upon the purchase of sellers’ goods by the Company or by buyers. Amounts are initially provided as a credit to sellers. These credits may be applied towards purchases from the Company, converted to third-party retailer or thredUP gift cards or redeemed for cash.
Gift Cards and Site Credits
As of 2018, the Company sells thredUP gift cards in retail stores, and beginning in late 2019, on its e-commerce website. Additionally, seller credits and site credits can be converted to thredUP gift cards. thredUP gift cards do not expire or lose value over periods of inactivity. The Company accounts for gift cards by recognizing a gift card liability at the time a gift card is delivered to the customer. As of December 31, 2019 and 2020, $4.1 million and $6.2 million of gift card liability, respectively, was included in accrued and other current liabilities on the consolidated balance sheets. Revenue from gift cards is generally recognized when the gift cards are redeemed by the customer and amounted to $0.1 million and $0.6 million in the years ended December 31, 2019 and 2020, respectively.
The Company issues site credits for various reasons. Site credits can be applied towards future charges but cannot be converted into cash. Site credits, like seller credits may also be converted to thredUP gift cards after one year at the discretion of the Company. These credits are recognized as revenue when used, converted, or expired. As of December 31, 2019 and 2020, $4.1 million and $3.2 million, respectively, of such customer site credits were included in accrued and other current liabilities on the consolidated balance sheets.
Breakage on gift cards and site credits is immaterial for the years ended December 31, 2018, 2019 and 2020.
Deferred Offering Costs
Deferred offering costs, consisting of legal, accounting and filing fees relating to an IPO, are capitalized. The deferred offering costs will be offset against offering proceeds upon the completion of the offering. In the event the offering is terminated or delayed, deferred offering costs will be expensed. There were no deferred offering costs capitalized as of December 31, 2019. The Company capitalized $2.6 million of deferred offering costs as of December 31, 2020 which is included in other current assets on the consolidated balance sheets.
Income Taxes
Income taxes are accounted for under the asset and liability method. Deferred tax assets and liabilities are recognized for the future tax consequences attributable to differences between the financial statement carrying amounts of existing assets and liabilities and their respective tax bases and operating loss and tax credit carryforwards. Deferred tax assets and liabilities are measured using enacted tax rates expected to apply to taxable income on the years in which those temporary differences are expected to be recovered and settled.
The effect on deferred tax assets and liabilities of a change in tax rates is recognized in income in the period that includes the enactment date. The Company recognizes the effect of income tax positions only if those positions are more likely than not of being sustained. Recognized income tax positions are measured at the largest amount that is greater than 50% likely of being realized. Changes in recognition or measurement are reflected in the period in which the change in judgment occurs. The Company records interest and penalties related to unrecognized tax benefits in income tax expense.
Revenue Recognition
Revenue is recognized in accordance with Accounting Standards Topic 606 (ASC 606). Under ASC 606, revenue is recognized upon transfer of control of promised goods and services to customers in an amount that reflects the consideration the Company expects to receive for those goods and services. The Company generates the majority of its revenue from its marketplace, which allows its buyers to browse and purchase resale items for women’s and kids’ apparel, shoes and accessories. The Company also sells items in its retail stores, through its third-party retail partners and in goody boxes offered through its marketplace. A goody box is a collection of items selected by a thredUP stylist from which the customer can choose to purchase or return. The Company recognizes revenue through the following steps: (1)
identification of the contract, or contracts, with the customer; (2) identification of the performance obligations in the contract; (3) determination of the transaction price; (4) allocation of the transaction price to the performance obligations in the contract; and (5) recognition of revenue when, or as, it satisfies a performance obligation.
Both buyers and sellers may be customers in the Company’s revenue arrangements. Sellers are the primary customer in a consignment arrangement while the buyer is the primary customer in sale of Company-owned inventory, referred to as product sales. A contract with a customer exists in both cases when the end-customer purchases the goods obligating the Company to deliver the identified performance obligation(s). Generally, the Company requires authorization from a credit card or other payment method (such as PayPal), or verification of receipt of payment, before the products are shipped to buyers. The Company generally receives payments from buyers before payments to the sellers are due.
Consignment Revenue
The Company generates consignment revenue from the sale of secondhand women’s and kids’ apparel, shoes and accessories on behalf of sellers. The Company retains a percentage of the proceeds received as payment for its consignment service. The Company reports consignment revenue on a net basis as an agent and not the gross amount collected from the buyer. Title to the consigned goods remain with the consignor until transferred to the buyer, which occurs subsequent to purchase of the consigned goods and upon expiration of the allotted return period. The Company does not take title of consigned goods at any time except in certain cases where the consignment window expires or returned goods become Company-owned inventory.
Consignment revenue is recognized upon purchase of the consigned good by the buyer as its performance obligation of providing consignment services to the consignor is satisfied at that point. Consignment revenue is recognized net of seller payouts, discounts, incentives and returns. Sales tax assessed by governmental authorities is excluded from revenue.
Product Revenue
The Company recognizes product revenue on a gross basis as the Company acts as the principal in the transaction. Online sales and sales to third-party retail partners are recognized upon shipment of the purchased good to the buyer. Sales at retail stores are recognized upon checkout and sales of accepted items from goody boxes are recognized upon acceptance, which generally occurs at the same time as payment. Product revenue is recognized net of discounts, incentives and returns. Sales tax assessed by governmental authorities is excluded from revenue.
Shipping Fees
The Company charges shipping fees to buyers, which are included in revenue. All outbound shipping costs are accounted for in cost of revenue at the time revenue is recognized.
Returns
The Company generally has a 14-day return period which may change from time to time and recognizes a returns reserve, based on historical experience, which is recorded in accrued and other current liabilities on the consolidated balance sheet.
Incentives
Incentives include website discounts and customer credits issued to sellers and buyers. Incentives are treated as a reduction of product revenue and consignment revenue.
Deferred Revenue
Deferred revenue consists primarily of cash collections for product items purchased, but not shipped, and revenue allocated to unredeemed loyalty points. Cash collections for items purchased, but not shipped, are recognized as revenue upon shipment. As of December 31, 2019 and 2020, the Company had $1.2 million and $0.9 million, respectively, in deferred revenue for items not shipped, which were recognized shortly after the period end, and are included in accrued and other current liabilities on the consolidated balance sheets.
In August 2019, the Company launched a customer loyalty program that provides customers with rewards that can be applied to future purchases or other incentives. Loyalty points and rewards are accounted for as separate performance obligations and accrued as deferred revenue in the amount of the transaction price allocated to the points and rewards. The allocated transaction price is based on the estimated fair value per point, net of breakage. Breakage is estimated based on the Company’s historical redemption rates. Revenue is recognized when the loyalty rewards are redeemed or expire. As of December 31, 2019 and 2020, the Company had a liability of $0.6 million and $4.1 million, respectively, related to the loyalty program which is included in deferred revenue in the consolidated balance sheets. The Company recognized $0.1 million and $6.6 million of revenue related to loyalty points in the 2019 and 2020 periods, respectively. Revenue allocated to loyalty points is expected to be recognized within one year as loyalty points expire 12 months after issuance.
Cost of Revenue
Cost of consignment revenue consists of outbound shipping, outbound labor and packaging costs. Cost of product revenue consists of the inventory cost, inbound shipping related to the sold merchandise, outbound shipping, outbound labor, packaging costs, and inventory write-downs.
Operations, Product and Technology
Operations, product and technology expenses consist primarily of distribution center operating costs and product and technology expenses. Distribution center operating costs include personnel costs, distribution center rent, maintenance and equipment depreciation as well as inbound shipping costs, other than those capitalized in inventory. Product and technology costs include personnel costs for the design and development of product and the related technology that is used to operate the distribution centers, merchandise science, website development and related expenses for these departments. Operations, product and technology expenses also include an allocation of corporate facilities and information technology costs including equipment, depreciation and rent. Research and development costs related to our technology were approximately $13.1 million, $19.0 million, and $20.7 million during the years ended December 31, 2018, 2019 and 2020 respectively.
Marketing
Marketing costs consist primarily of advertising, public relations expenditures, and personnel costs for employees engaged in marketing. Marketing costs also include an allocation of corporate facilities and information technology costs including equipment, depreciation and rent.
Advertising and other promotional costs included in the marketing line item on the consolidated statement of operations are expensed as incurred and were approximately $23.0 million, $39.2 million, and $38.4 million for the years ended December 31, 2018, 2019 and 2020 respectively.
Sales, General and Administrative
Sales, general and administrative expenses consist of personnel costs for employees involved in general corporate functions, including accounting, finance, tax, legal, and people services; customer service; and retail stores. Sales, general and administrative also includes payment processing fees, professional fees and allocation of corporate facilities and information technology costs such as equipment, depreciation and rent.
Stock-Based Compensation
Effective January 1, 2020, the Company adopted ASU No. 2018-07, Compensation—Stock Compensation (Topic 718): Improvements to Nonemployee Share-Based Payment Accounting. The adoption of this standard did not have material impact on the results of operations. After adoption, stock-based compensation cost for all employee, non-employee consultant and director share-based awards are measured at fair value on the grant date using the Black-Scholes option pricing model and recognized as expense over the requisite service period or over the period in which the related services are received (generally the vesting period), using the straight-line method. The Company accounts for forfeitures as they occur. The determination of fair value for share-based awards on the date of grant using an option pricing model requires management to make certain assumptions regarding subjective variables.
The Company has granted stock options to certain employees and officers which vest upon the satisfaction of both a service‑based vesting condition and a IPO‑related performance condition. The liquidity event‑related performance condition is viewed as a performance‑based criterion for which the achievement of such liquidity event is not deemed probable for accounting purposes until the event occurs. The Company will recognize stock‑based compensation expense using the accelerated attribution method in the quarter in which such event occurs.
Recently Issued Accounting Pronouncements
In June 2016, the FASB issued ASU 2016-13, Financial Instruments - Credit Losses (Topic 326): Measurement of Credit Losses on Financial Instruments and subsequent amendments to the initial guidance: ASU 2018-19, ASU 2019-04, ASU 2019-05, ASU 2019-10, ASU 2019-11, ASU 2020-02, and ASU 2020-03, which replaces the existing incurred loss impairment model with an expected credit loss model and requires a financial asset measured at amortized cost to be presented at the net amount expected to be collected. This standard is effective for fiscal years beginning after December 15, 2022, including interim periods within those fiscal years. Early adoption is permitted. The Company does not expect the adoption of this standard to have a material impact on its results of operations.
In August 2018, the FASB issued ASU No. 2018-15, Intangibles—Goodwill and Other—Internal-use Software (Subtopic 350-40): Customer’s Accounting for Implementation Costs Incurred in a Cloud Computing Arrangement that is a Service Contract. The amendment aligns the requirements for capitalizing implementation costs incurred in a hosting arrangement that is a service contract with the requirements for capitalizing implementation costs incurred to develop or obtain internal-use software. This standard is effective for fiscal years beginning after December 15, 2020, and interim periods in fiscal years beginning after December 15, 2021. Early adoption is permitted. The Company does not expect the adoption of this standard to have a material impact on its results of operations.